As filed with the Securities and Exchange Commission on May 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares or
	Principal Amount	Value
Underlying Funds Trust - 98.1%
Event Drivena	9,793,545	$87,998,135
Long/Short Equitya	16,756,040	112,031,722
Market Neutral Equitya	6,311,272	53,193,609
Relative Valuea	10,857,994	95,098,765
Total Underlying Funds Trust (Cost $314,297,086)		$348,322,231
Repurchase Agreements - 1.5%
J.P. Morgan 0.000%, dated 3/31/2011,
due 04/01/2011, repurchase price $5,290,394b	$5,290,394	5,290,394
Total Repurchase Agreements (Cost $5,290,394)		5,290,394
Total Investments (Cost $319,587,480) - 99.6%		353,612,625
Other Assets in Excess of Liabilities - 0.4%		1,270,023
TOTAL NET ASSETS - 100.0%		$354,882,648

Percentages are stated as a percent of net assets.

a - Non-income producing.
b - Collateralized by U.S. Treasury Notes with a market value of $5,396,223.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:
Cost of investments	$322,134,538
Gross unrealized appreciation	31,575,323
Gross unrealized depreciation	(97,236)
Net unrealized appreciation	$31,478,087

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Hatteras Alpha Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$348,322,231	$—	$348,322,231
Repurchase Agreements	—	5,290,394	—	5,290,394
Total Investments in Securities	$—	$353,612,625	$—	$353,612,625

There were no transfers into or out of Level 1 or Level 2 during the period.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares or
	Principal Amount	Value
Underlying Funds Trust - 91.2%
Event Drivena	80,922	$727,110
Long/Short Equitya	124,232	830,623
Relative Valuea	30,186	264,385
Total Underlying Funds Trust (Cost $1,418,544)		$1,822,118
Repurchase Agreements - 9.0%
J.P. Morgan 0.000%, dated 03/31/2011
due 04/01/2011, repurchase price $179,746)b	$179,746	179,746
Total Repurchase Aggrements (Cost $179,746)		179,746
Total Investments (Cost $1,598,290) - 100.2%		2,001,864
Liabilities in Excess of Other Assets - (0.2%)		(3,163)
TOTAL NET ASSETS - 100.0%		$1,998,701

Percentages are stated as a percent of net assets.

a - Non-income producing.
b - Collateralized by U.S. Treasury Notes with a market value of $183,341.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:
Cost of investments	$1,598,290
Gross unrealized appreciation	403,574
Gross unrealized depreciation	—
Net unrealized appreciation	$403,574

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Hatteras Beta Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$1,822,118	$—	$1,822,118
Repurchase Agreements	—	179,746	—	179,746
Total Investments in Securities	$—	$2,001,864	$—	$2,001,864

There were no transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Alternative Mutual Funds Trust

By /s/ David B. Perkins
     David B. Perkins, Chief Executive Officer

Date    May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David B. Perkins
     David B. Perkins, Chief Executive Officer

Date    May 20, 2011

By   /s/ Lance Baker
       Lance Baker, Treasurer and Chief Financial Officer

Date    May 20, 2011